Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Series Portfolios Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001650149
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
MProved Systematic Merger Arbitrage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MProved Systematic Merger Arbitrage Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MProved Systematic Merger Arbitrage Fund Investor Class (Trading Symbol: MMAJX) Institutional Class (Trading Symbol: MMAQX)
A Series of Series Portfolios Trust (the “Trust”)

Supplement dated April 1, 2020 to the prospectus dated April 30, 2019 (the “Prospectus”)
On March 28, 2020, the Board of Trustees of the Trust approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the MProved Systematic Merger Arbitrage Fund (the “Fund”) and Magnetar Asset Management LLC (the “Adviser”), as investment adviser of the Fund, pursuant to which the Adviser has agreed to reduce the Fund’s operating expense limit from 1.50% to 1.37% effective April 1, 2020.

The following disclosures are hereby revised to reflect the change to the operating expense limit of the Fund:

Page 13 - “Fees and Expenses of the Fund”

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, which only reflect the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing [Text Block]	ck0001650149_SupplementClosingTextBlock	Please retain this supplement with your Prospectus and Summary Prospectus
MProved Systematic Merger Arbitrage Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMAJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	10.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.19%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,473
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,346
MProved Systematic Merger Arbitrage Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMAQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	10.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.19%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,256

[1]	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, which only reflect the direct operating expenses incurred by the Fund.
[2]	Magnetar Asset Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.37% of the average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least April 30, 2021 and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.